Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Goodwill	$ 11,488	$ 4,745	$ 3,801
Asset Acquisition [Abstract]
Goodwill	6,743	944
2020 Asset Acquisitions
Asset Acquisition [Abstract]
Cash		2,944
Fair value of non-cash consideration		9,191
Total consideration		12,135
Other current assets		62
Intangible assets		11,266
Goodwill		944
Total assets acquired		12,272
Accrued compensation, current		38
Contract liabilities, current		99
Total liabilities assumed		137
Fair value of net assets acquired		$ 12,135
2021 Business Combinations
Business Combinations [Abstract]
Cash	11,450
Fair value of non-cash consideration	3,767
Total consideration	15,217
Other current assets	1,416
Intangible assets	7,134
Goodwill	6,753
Total assets acquired	15,303
Accrued compensation, current	0
Contract liabilities, current	86
Total liabilities assumed	86
Fair value of net assets acquired	$ 15,217